Condensed consolidating financial information for bonds issued by WPP Finance 2010 with WPP plc as parent guarantor and WPP Air 1, WPP 2008 Limited, WPP 2005 Limited, WPP 2012 Limited, and WPP Jubilee Limited as subsidiary guarantors - Condensed Consolidating Balance Sheet (Detail) - GBP (£)
£ in Millions
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Non-current assets
Goodwill	£ 12,952.9	£ 13,214.3	£ 10,670.6
Other	2,018.4	2,217.3	1,715.4
Property, plant and equipment	979.5	968.7	797.7
Interests in associates and joint ventures	1,065.2	1,069.4	758.6
Other investments	1,153.5	1,310.3	1,158.7
Deferred tax assets	160.3	140.4
Trade and other receivables	176.2	204.9
Non-current assets	18,506.0	19,125.3
Current assets
Inventory and work in progress	424.3	400.4
Corporate income tax recoverable	234.7	231.2
Trade and other receivables	12,112.3	12,374.5
Cash and short-term deposits	2,391.4	2,436.9
Current assets	15,162.7	15,443.0
Current liabilities
Trade and other payables	(14,241.1)	(15,010.4)
Corporate income tax payable	(649.3)	(752.3)
Bank overdrafts, bonds and bank loans	(624.1)	(1,002.5)
Current liabilities	(15,514.5)	(16,765.2)
Net current (liabilities)/assets	(351.8)	(1,322.2)
Total assets less current liabilities	18,154.2	17,803.1
Non-current liabilities
Bonds and bank loans	(6,250.4)	(5,564.9)
Trade and other payables	(992.8)	(1,273.8)
Deferred tax liabilities	(513.7)	(692.4)
Provision for post-employment benefits	(206.3)	(276.5)
Provisions for liabilities and charges	(229.0)	(227.9)
Non-current liabilities	(8,192.2)	(8,035.5)
Net assets	9,962.0	9,767.6
Attributable to:
Equity share owners' funds	9,493.2	9,324.5
Non-controlling interests	468.8	443.1
Total equity	9,962.0	9,767.6	£ 8,015.8	£ 7,826.8
Condensed Consolidating Financial Information for Bonds Issued by WPP Finance 2010 with WPP plc as Parent Guarantor and WPP Air 1, WPP 2008 Limited, WPP 2005 Limited, WPP 2012 Limited, and WPP Jubilee Limited as Subsidiary Guarantors [member]
Non-current assets
Goodwill	12,952.9	13,214.3
Other	2,018.4	2,217.3
Property, plant and equipment	979.5	968.7
Interests in associates and joint ventures	1,065.2	1,069.4
Other investments	1,153.5	1,310.3
Deferred tax assets	160.3	140.4
Trade and other receivables	176.2	204.9
Non-current assets	18,506.0	19,125.3
Current assets
Inventory and work in progress	424.3	400.4
Corporate income tax recoverable	234.7	231.2
Trade and other receivables	12,112.3	12,374.5
Cash and short-term deposits	2,391.4	2,436.9
Current assets	15,162.7	15,443.0
Current liabilities
Trade and other payables	(14,241.1)	(15,010.4)
Corporate income tax payable	(649.3)	(752.3)
Bank overdrafts, bonds and bank loans	(624.1)	(1,002.5)
Current liabilities	(15,514.5)	(16,765.2)
Net current (liabilities)/assets	(351.8)	(1,322.2)
Total assets less current liabilities	18,154.2	17,803.1
Non-current liabilities
Bonds and bank loans	(6,250.4)	(5,564.9)
Trade and other payables	(992.8)	(1,273.8)
Deferred tax liabilities	(513.7)	(692.4)
Provision for post-employment benefits	(206.3)	(276.5)
Provisions for liabilities and charges	(229.0)	(227.9)
Non-current liabilities	(8,192.2)	(8,035.5)
Net assets	9,962.0	9,767.6
Attributable to:
Equity share owners' funds	9,493.2	9,324.5
Non-controlling interests	468.8	443.1
Total equity	9,962.0	9,767.6
WPP plc [member] | Condensed Consolidating Financial Information for Bonds Issued by WPP Finance 2010 with WPP plc as Parent Guarantor and WPP Air 1, WPP 2008 Limited, WPP 2005 Limited, WPP 2012 Limited, and WPP Jubilee Limited as Subsidiary Guarantors [member]
Non-current assets
Investment in subsidiaries	14,644.0	13,356.0
Non-current assets	14,644.0	13,356.0
Current assets
Trade and other receivables	0.3	11.5
Intercompany receivables	1,661.4	1,628.7
Cash and short-term deposits		13.7
Current assets	1,661.7	1,653.9
Current liabilities
Trade and other payables	(16.9)	(21.0)
Intercompany payables	(2,808.3)	(2,659.2)
Bank overdrafts, bonds and bank loans	(2,627.7)	(1,641.8)
Current liabilities	(5,452.9)	(4,322.0)
Net current (liabilities)/assets	(3,791.2)	(2,668.1)
Total assets less current liabilities	10,852.8	10,687.9
Non-current liabilities
Intercompany payables	(1,359.6)	(1,363.4)
Non-current liabilities	(1,359.6)	(1,363.4)
Net assets	9,493.2	9,324.5
Attributable to:
Equity share owners' funds	9,493.2	9,324.5
Total equity	9,493.2	9,324.5
Subsidiary Guarantors [member] | Condensed Consolidating Financial Information for Bonds Issued by WPP Finance 2010 with WPP plc as Parent Guarantor and WPP Air 1, WPP 2008 Limited, WPP 2005 Limited, WPP 2012 Limited, and WPP Jubilee Limited as Subsidiary Guarantors [member]
Non-current assets
Property, plant and equipment	16.5	7.1
Investment in subsidiaries	27,921.2	24,162.9
Intercompany receivables	203.3	238.9
Non-current assets	28,141.0	24,408.9
Current assets
Trade and other receivables	457.3	377.9
Intercompany receivables	1,713.8	1,690.2
Cash and short-term deposits	235.0	151.8
Current assets	2,406.1	2,219.9
Current liabilities
Trade and other payables	(113.9)	(69.5)
Intercompany payables	(3,240.0)	(3,141.1)
Bank overdrafts, bonds and bank loans	(1,871.8)	(1,775.5)
Current liabilities	(5,225.7)	(4,986.1)
Net current (liabilities)/assets	(2,819.6)	(2,766.2)
Total assets less current liabilities	25,321.4	21,642.7
Non-current liabilities
Intercompany payables	(10,677.4)	(8,286.7)
Non-current liabilities	(10,677.4)	(8,286.7)
Net assets	14,644.0	13,356.0
Attributable to:
Equity share owners' funds	14,644.0	13,356.0
Total equity	14,644.0	13,356.0
WPP Finance 2010 [member] | Condensed Consolidating Financial Information for Bonds Issued by WPP Finance 2010 with WPP plc as Parent Guarantor and WPP Air 1, WPP 2008 Limited, WPP 2005 Limited, WPP 2012 Limited, and WPP Jubilee Limited as Subsidiary Guarantors [member]
Non-current assets
Trade and other receivables	1.6	7.0
Intercompany receivables	2,078.3	2,276.8
Non-current assets	2,079.9	2,283.8
Current assets
Trade and other receivables	0.1	0.1
Intercompany receivables	65.7	45.9
Current assets	65.8	46.0
Current liabilities
Trade and other payables	(19.6)	(21.3)
Bank overdrafts, bonds and bank loans	(27.4)	(15.1)
Current liabilities	(47.0)	(36.4)
Net current (liabilities)/assets	18.8	9.6
Total assets less current liabilities	2,098.7	2,293.4
Non-current liabilities
Bonds and bank loans	(2,087.1)	(2,282.9)
Non-current liabilities	(2,087.1)	(2,282.9)
Net assets	11.6	10.5
Attributable to:
Equity share owners' funds	11.6	10.5
Total equity	11.6	10.5
Other Subsidiaries [member] | Condensed Consolidating Financial Information for Bonds Issued by WPP Finance 2010 with WPP plc as Parent Guarantor and WPP Air 1, WPP 2008 Limited, WPP 2005 Limited, WPP 2012 Limited, and WPP Jubilee Limited as Subsidiary Guarantors [member]
Non-current assets
Goodwill	12,952.9	13,214.3
Other	2,018.4	2,217.3
Property, plant and equipment	963.0	961.6
Interests in associates and joint ventures	1,065.2	1,069.4
Other investments	1,153.5	1,310.3
Deferred tax assets	160.3	140.4
Trade and other receivables	174.6	197.9
Intercompany receivables	10,189.5	7,626.3
Non-current assets	28,677.4	26,737.5
Current assets
Inventory and work in progress	424.3	400.4
Corporate income tax recoverable	234.7	231.2
Trade and other receivables	11,654.6	11,985.0
Intercompany receivables	2,728.6	2,651.1
Cash and short-term deposits	6,683.5	5,300.5
Current assets	21,725.7	20,568.2
Current liabilities
Trade and other payables	(14,090.7)	(14,898.6)
Intercompany payables	(121.2)	(215.6)
Corporate income tax payable	(649.3)	(752.3)
Bank overdrafts, bonds and bank loans	(624.3)	(599.2)
Current liabilities	(15,485.5)	(16,465.7)
Net current (liabilities)/assets	6,240.2	4,102.5
Total assets less current liabilities	34,917.6	30,840.0
Non-current liabilities
Bonds and bank loans	(4,163.3)	(3,282.0)
Trade and other payables	(992.8)	(1,273.8)
Intercompany payables	(434.1)	(491.9)
Deferred tax liabilities	(513.7)	(692.4)
Provision for post-employment benefits	(206.3)	(276.5)
Provisions for liabilities and charges	(229.0)	(227.9)
Non-current liabilities	(6,539.2)	(6,244.5)
Net assets	28,378.4	24,595.5
Attributable to:
Equity share owners' funds	27,909.6	24,152.4
Non-controlling interests	468.8	443.1
Total equity	28,378.4	24,595.5
Reclassifications/Eliminations [member] | Condensed Consolidating Financial Information for Bonds Issued by WPP Finance 2010 with WPP plc as Parent Guarantor and WPP Air 1, WPP 2008 Limited, WPP 2005 Limited, WPP 2012 Limited, and WPP Jubilee Limited as Subsidiary Guarantors [member]
Non-current assets
Investment in subsidiaries	(42,565.2)	(37,518.9)
Intercompany receivables	(12,471.1)	(10,142.0)
Non-current assets	(55,036.3)	(47,660.9)
Current assets
Intercompany receivables	(6,169.5)	(6,015.9)
Cash and short-term deposits	(4,527.1)	(3,029.1)
Current assets	(10,696.6)	(9,045.0)
Current liabilities
Intercompany payables	6,169.5	6,015.9
Bank overdrafts, bonds and bank loans	4,527.1	3,029.1
Current liabilities	10,696.6	9,045.0
Total assets less current liabilities	(55,036.3)	(47,660.9)
Non-current liabilities
Intercompany payables	12,471.1	10,142.0
Non-current liabilities	12,471.1	10,142.0
Net assets	(42,565.2)	(37,518.9)
Attributable to:
Equity share owners' funds	(42,565.2)	(37,518.9)
Total equity	£ (42,565.2)	£ (37,518.9)